Note 5 - Stockholders' Equity (Details Textual) - $ / shares	1 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2023	Aug. 31, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 02, 2023	Nov. 09, 2022	May 27, 2022	Jan. 19, 2022
Stock Issued During Period, Shares, Issued for Services	73,385	178,253	108,696		143,500	13,707
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number					2,058,800	962,300
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price					$ 1.89	$ 3.18
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					9 years 2 months 12 days	9 years 3 months 18 days
Common Stock, Capital Shares Reserved for Future Issuance					15,459,615
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.414
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					10,567,484
Common Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 3.26		$ 3.26
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										3,067,484
Preferred Investment Options [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 1.65
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									12,121,214
The 2023 Common Warrant [Member] | Subsequent Event [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.414
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							21,134,968
Warrants and Rights Outstanding, Term							5 years 6 months
Stock Incentive Plan 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period				40,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	2,018,800			2,018,800
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.89			$ 1.89
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				7 years 6 months
Common Stock, Capital Shares Reserved for Future Issuance	5,018,800			5,018,800	2,250,000